Document and Entity Information	Jun. 04, 2025
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001794669
Document Type	8-K/A
Document Period End Date	Jun. 04, 2025
Entity Registrant Name	SHIFT4 PAYMENTS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39313
Entity Tax Identification Number	84-3676340
Entity Address, Address Line One	3501 Corporate Pkwy
Entity Address, City or Town	Center Valley
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18034
City Area Code	(888)
Local Phone Number	276-2108
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	Shift4 Payments, Inc. (the “Company”) is amending its Current Report on Form 8-K originally filed on June 4, 2025 to disclose certain compensation arrangements for Taylor Lauber, as described below. As previously reported, on June 4, 2025, the Board of Directors (the “Board”) of the Company appointed Taylor Lauber, the Company’s President, as the new Chief Executive Officer and the Company’s principal executive officer, in each case effective as of June 5, 2025 (the “Transition Date”). Additionally, this amendment reports new information under Item 1.02 and Item 5.07.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001
Trading Symbol	FOUR
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.00% Series A Mandatory Convertible Preferred Stock, par value $0.0001 per share
Trading Symbol	—
Security Exchange Name	NYSE